Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Securities Sold Under Agreements to Repurchase and Treasury Tax and Loan Deposits

Information concerning securities sold under agreements to repurchase and treasury tax and loan deposits were as follows.

	2012	2011
Average balance during the year	$18,912	$21,588
Average interest rate during the year	0.11%	0.15%
Maximum month-end balance during the year	$23,328	$25,246
Weighted average interest rate at year end	0.11%	0.16%